Loans Receivable (Details 6) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Recorded investment and unpaid principal balances for impaired loans receivable
Recorded Investment	$ 15,904	$ 15,603
Unpaid Principal Balance	16,174	15,710
Related Allowance	1,164	1,549
Commercial business loans [Member]
Recorded investment and unpaid principal balances for impaired loans receivable
Recorded Investment		64
Unpaid Principal Balance		64
Related Allowance		10
Commercial Real Estate [Member]
Recorded investment and unpaid principal balances for impaired loans receivable
Recorded Investment	13,414	14,022
Unpaid Principal Balance	13,684	14,129
Related Allowance	1,110	1,489
Consumer Loan [Member]
Recorded investment and unpaid principal balances for impaired loans receivable
Recorded Investment	327	153
Unpaid Principal Balance	327	153
Related Allowance	54	50
Residential Real Estate, Single Family [Member]
Recorded investment and unpaid principal balances for impaired loans receivable
Recorded Investment	1,360	1,364
Unpaid Principal Balance	1,360	1,364
With an allowance recorded [Member] | Consumer Home Equity [Member]
Recorded investment and unpaid principal balances for impaired loans receivable
Recorded Investment	179	153
Unpaid Principal Balance	179	153
Related Allowance	50	50
With an allowance recorded [Member] | Commercial business loans [Member]
Recorded investment and unpaid principal balances for impaired loans receivable
Recorded Investment		25
Unpaid Principal Balance		25
Related Allowance		10
With an allowance recorded [Member] | Commercial Real Estate [Member]
Recorded investment and unpaid principal balances for impaired loans receivable
Recorded Investment	7,981	8,454
Unpaid Principal Balance	8,144	8,454
Related Allowance	1,110	1,489
With an allowance recorded [Member] | Residential Construction Loans [Member]
Recorded investment and unpaid principal balances for impaired loans receivable
Recorded Investment	803
Unpaid Principal Balance	803
With an allowance recorded [Member] | Dealer Auto and RV [Member]
Recorded investment and unpaid principal balances for impaired loans receivable
Recorded Investment	4
Unpaid Principal Balance	4
Related Allowance	4
With no related allowance recorded [Member]
Recorded investment and unpaid principal balances for impaired loans receivable
Recorded Investment	130
Unpaid Principal Balance	130
With no related allowance recorded [Member] | Commercial business loans [Member]
Recorded investment and unpaid principal balances for impaired loans receivable
Recorded Investment		39
Unpaid Principal Balance		39
With no related allowance recorded [Member] | Commercial Real Estate [Member]
Recorded investment and unpaid principal balances for impaired loans receivable
Recorded Investment	5,433	5,568
Unpaid Principal Balance	5,540	5,675
With no related allowance recorded [Member] | Residential Construction Loans [Member]
Recorded investment and unpaid principal balances for impaired loans receivable
Recorded Investment	803
Unpaid Principal Balance	803
With no related allowance recorded [Member] | Residential Real Estate, Single Family [Member]
Recorded investment and unpaid principal balances for impaired loans receivable
Recorded Investment	1,360	1,364
Unpaid Principal Balance	1,360	1,364
With no related allowance recorded [Member] | Dealer Auto and RV [Member]
Recorded investment and unpaid principal balances for impaired loans receivable
Recorded Investment	14
Unpaid Principal Balance	$ 14